Income Taxes (Details 2) (JPY ¥) In Millions	Mar. 31, 2011	Mar. 31, 2010
Deferred tax assets
Operating loss carryforwards for tax purposes	¥ 316,856	¥ 242,172
Accrued pension and severance costs	103,674	130,508
Film costs	16,405	22,683
Warranty reserves and accrued expenses	69,240	74,528
Future insurance policy benefits	26,177	21,810
Accrued bonus	24,825	22,764
Inventory	35,989	31,608
Depreciation	35,128	37,553
Tax credit carryforwards	74,284	70,737
Reserve for doubtful accounts	8,404	9,243
Impairment of investments	33,743	42,948
Deferred revenue in the Pictures segment	19,254	17,579
Other	140,745	136,363
Gross deferred tax assets	904,724	860,496
Less: Valuation allowance	(463,702)	(117,486)
Total deferred tax assets	441,022	743,010
Deferred tax liabilities
Insurance acquisition costs	(155,073)	(151,548)
Unbilled accounts receivable in the Pictures segment	(40,469)	(42,421)
Unrealized gains on securities	(33,101)	(38,792)
Intangible assets acquired through stock exchange offerings	(32,136)	(32,456)
Undistributed earnings of foreign subsidiaries and corporate joint ventures	(46,261)	(44,717)
Other	(109,903)	(96,674)
Gross deferred tax liabilities	(416,943)	(406,608)
Net deferred tax assets	¥ 24,079	¥ 336,402